Stock Options - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended		161 Months Ended	164 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		1 Months Ended			1 Months Ended		3 Months Ended		3 Months Ended
	Aug. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Jun. 30, 2012	Sep. 30, 2008 Ms. Joanne Lustre	Mar. 31, 2012 Ms. Joanne Lustre	Jun. 30, 2012 Stock options granted on May 10, 2012	Jun. 30, 2012 Stock option granted on May 30, 2012	Sep. 30, 2002 Stock Incentive Plan 2002	Jun. 30, 2012 Stock Incentive Plan 2002	Mar. 31, 2012 Stock Incentive Plan 2002	Sep. 30, 2002 Stock Incentive Plan 2002 Minimum	Sep. 30, 2002 Stock Incentive Plan 2002 Maximum	Jun. 30, 2012 Stock Option Plan 2012	Mar. 31, 2012 Stock Option Plan 2012	Jun. 30, 2012 Stock Option Plan 2012 Stock options granted on May 10, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance												4,000,000	14,000	14,000			5,000,000	5,000,000
Options granted to employees, vesting period															1 year	5 years
Options to purchase share, maximum expiration period												10 years
Options granted to employees																	50,000
Stock options vested during period																	10,000
Stock options vested on the one-year anniversary of service																	20,000
Stock options vested on the two-year anniversary of service																	20,000
Options granted, exercise price		$ 1.55									$ 1.45								$ 1.60
Options granted, term											10 years								10 years
Options granted		150,000						10,000		100,000	50,000
Options granted, grant date fair value per share										$ 1.17	$ 1.04
Options granted, total fair value										$ 117,000	$ 52,000
Black-Scholes option pricing model assumptions, expected volatility										90.88%	88.60%
Black-Scholes option pricing model assumptions, risk-free interest rate										0.79%	0.69%
Black-Scholes option pricing model assumptions, expected lives										5 years 9 months	5 years 9 months
Black-Scholes option pricing model assumptions, dividend yield										0.00%	0.00%
Total unrecognized compensation		125,153		1,733		1,733	125,153
Expected to be recognized, period		2 years		1 year 9 months
Options vested									4,000
Options forfeited				6,000					6,000
Options exercise date									Sep. 11, 2018
Share-based compensation expense		$ 45,581	$ 2,154	$ 3,819	$ 11,438	$ 887,229	$ 932,810		$ (16,182)
Cancellations	1,590,000				1,590,000
Cancellations, exercise price	$ 0.65				$ 0.65